Deferred tax	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax
27.	Deferred tax

As a result of the purchase price allocation exercise arising from the acquisition of Style.com a deferred tax liability of $719,000 has been recognized in 2017 as a temporary difference. A deferred tax asset was recognized in 2017 following the acquisition of Style.com equal to and to fully offset the deferred tax liability. Deferred tax assets have been offset against deferred tax liabilities when they are in the same jurisdiction. Refer to Note 5 for more information.

As a result of the acquisition of New Guards, Farfetch Group recognized a deferred tax liability of $231,652,000 on the New Guards acquired intangible assets. As a result of the acquisition of New Guards, the Group has recognized deferred tax assets of $5,324,000 mainly related to an inventory write off provision. The deferred tax release as at December 31, 2019 is equal to $12,800,000 following the amortization process. Following the acquisition of Curiosity China, the Group also recognized a deferred tax liability of $921,000.

Deferred tax assets and liabilities consist of the following at December 31 (in thousands):

Deferred tax assets	2018	2019
At January 1	$1,079	$745
Deferred tax recognized	-	5,324
Foreign exchange	(52)	(24)
Released to profit or loss	(282)	(721)
At December 31	$745	$5,324

Deferred tax liabilities	Note	2018	2019
At January 1		$1,079	$745
Deferred tax recognized on acquisition	5	-	232,573
Foreign exchange		(52)	(24)
Released to profit or loss		(282)	(13,505)
At December 31		$745	$219,789
Deferred tax, net liability
At December 31		$-	$214,465

Unrecognized deferred tax assets

Unutilized trading tax losses

The Group has accumulated unutilized tax losses carried forward as at December 31, 2019 of $629,000,000 (2018: $382,000,000). A net deferred tax asset is only recognized where it can be shown that it is probable that future taxable profits will be available against which the Group can utilize the asset. Subject to specific legislation regarding changes in ownership and the nature of trade, trading losses are available to be either carried forward indefinitely or for a significant time period.

	Local currency	2018	2018	2019	2019
		Local ‘m	$’m	Local ‘m	$’m
UK trading losses	GBP	259	331	404	529
US Net Operating Losses (“NOL”)	USD	34	34	80	80
Brazil trading losses	BRL	49	13	66	16
Japan trading losses	JPY	274	2	343	3
Hong Kong trading losses	HKD	14	2	8	1
			382		629

UK trading losses are available to be carried forward indefinitely. Legislation has been introduced with effect from April 1, 2017 whereby losses arising after April 1, 2017 can be set against total profits of the company. The amount of total profits that can be offset by brought forward losses is restricted to the first £5,000,000 of profits, and an additional 50% of profits that exceed £5,000,000.

US NOL as at December 31, 2019 ($80,000,000) are available to be carried forward for a period of 20 years. The carry forward NOLs start to expire in different years, the first of which is December 31, 2030. NOLs generated after January 1, 2018  have an indefinite carry forward period but are subject to an 80% limitation per year.

Brazil, Japan and Hong Kong trading losses as at December 31, 2019 are available to be carried forward indefinitely but utilization of losses in respect of Brazil and Japan are restricted to 30% and 50% respectively against taxable income in future taxable periods. Japanese NOLs carryforward incurred during fiscal years starting on or after 1 April 2018 can be carried forward only for ten years.

Unutilized future tax deductions on employee share option gains

The Group has an unrecognized gross deferred tax asset of approximately $109,740,000 in respect of a future tax deduction on share options that are unexercised as at 31 December 2019 that when exercised will result in a gain and a potential deduction for corporation tax purposes. A net deferred tax asset ($19,000,000 as at 31 December 2019) is only recognized where it can be shown that it is probable that future taxable profits will be available against which the Group can utilize the asset.

Unutilized future tax deductions on Goodwill

The Group has an unrecognized deferred tax asset of approximately $5,313,000 (2018: nil) in respect of goodwill recognized on the acquisition of Stadium Goods. The unrecognized deferred tax asset results from the future tax deductions available in relation to this item of goodwill exceeding its statement of financial position value. A net deferred tax asset is only recognized where it can be shown that it is probable that future taxable profits will be available against which the Group can utilize the asset.